SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total revenue	$ 1,147,134	$ 154,104	$ 2,503,388
Service Production [Member]
Disaggregation of Revenue [Line Items]
Total revenue	826,552		1,104,322
Merchant Fees [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,477	154,104	774,731
Financial Services [Member]
Disaggregation of Revenue [Line Items]
Total revenue			265,025
Merchandise [Member]
Disaggregation of Revenue [Line Items]
Total revenue			192,003
Tickets [Member]
Disaggregation of Revenue [Line Items]
Total revenue	295,239		127,947
NFT [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,063		26,507
Rental Income [Member]
Disaggregation of Revenue [Line Items]
Total revenue	2,842		2,270
Other [Member]
Disaggregation of Revenue [Line Items]
Total revenue	1,577		$ 10,583
Service Ixaya [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 18,384